Derivative Financial Instruments designated to Hedge Accounting	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Disclosure of derivative Financial Instruments designated to Hedge Accounting [Text Block]	Derivative Financial Instruments designated to Hedge Accounting
The Group trades derivative financial instruments (SWAPs) to manage its overall exposures (inflation index and interest rate).
i)Cash flow hedge
In March 2024, the PagSeguro Group entered in a US$40 million borrowing agreement maturing one-year from the execution date and the payment will occur in a single instalment as the due date. In the same operation, the Company entered into a swap, with the specific objective of protecting said borrowing from fluctuations arising from exchange variation, changing the risk to CDI. All the amount is covered with the derivative and the same due date is applied.
In March 2024, the PagSeguro Group contracted a borrowing of R$700 million with an interest rate of 100% of the CDI plus 0.90%. The Company entered into swap to change the interest rate accrual to 109.9% of the CDI with a specific objective of protect the risk from interest rate volatility for the borrowing contract changing fixed rates for CDI rates. All the amount, which includes principal and interest, are covered and the same due dates are applied.
In December 2024, the PagSeguro Group contracted two borrowings of R$1.000 million and R$1.500 million with an interest rate of 100% of the CDI plus 0.68% and 100% of the CDI plus 0.67%. In the same operations, the Company entered swaps to change the interest rate accrual to 106.6% of the CDI in both. This operation has a specific objective of protect the risk from interest rate volatility for the borrowings contracts changing fixed rates for CDI rates. All the amount, which includes principal and interest, are covered and the same due dates are applied.
In December 2024, the PagSeguro Group entered in a EU€100 million borrowing agreement with a maturity of one-year from the execution date and the payment will be made with a single instalment as the due date. In the same operation, the Company contracted into a swap, with the specific objective to protect said borrowings from fluctuations arising from exchange variation, changing the risk to CDI. All the amount is covered with the derivative and the same due date is applied.
Below is the composition of the derivative financial instruments portfolio by type of instrument, asset value, liability value and fair value, financial instrument and MTM registered in OCI:

December 31, 2024
Risk factor	Financial Instruments - notional	Liabilities	Financial Instrument	Fair Value	MTM

Swap of currency USD	300,046	252,287	47,760	47,986	(227)
Swap of currency EUR	650,974	643,949	7,024	11,611	(4,587)
Swap of interest rate	3,276,352	3,275,099	1,253	(1,127)	2,380

December 31, 2023
Risk factor	Financial Instruments - notional	Liabilities	Financial Instrument	Fair Value	MTM
Swap of currency	207,608	189,427	18,181	17,631	550
ii)Fair value hedge
The PagSeguro Group implemented an economic hedge for the payroll loans to mitigate the risk of interest rate fluctuations, aiming to protect the products financial margin. The strategy used was the purchase of the one-day Interbank Deposit (DI) future, which pays the variation of the CDI over rate for the period in relation to the contracted rate.
The PagSeguro Group issued certificate of deposits with interest rates correlated to the IPCA (Brazilian inflation rates) and interest fixed rates. For these certificates of deposits, the Company entered into swaps with the specific objective of protecting said deposits from fluctuations arising from inflation and high interest rates, changing them for CDI rates. All the amount, which includes principal and interest, are covered and the same due dates are applied.
30.    Derivative Financial Instruments designated to Hedge Accounting (Continued)
Below is the composition of the derivatives financials instruments portfolio by type of instrument, liability value and fair value, financial instrument and MTM registered in profit and loss:

	December 31, 2024
	Notional	Fair value	MTM (a)

Payroll loans portfolio (asset)	696,626	653,009	(41,592)
Fixed rated CDB (liability)	6,710,161	6,612,694	(97,467)
Total	7,406,787	7,265,703	(139,059)

	Notional SWAP	SWAP	MTM total (b)	Profit and Loss ((a)+(b))

Payroll loans portfolio (asset)	696,626	738,911	44,311	2,719
Fixed rated CDB (liability)	6,585,080	6,651,218	69,829	(27,638)
Total	7,281,706	7,390,129	114,140	(24,919)

	December 31, 2023
	Notional	Fair value	MTM (a)

IPCA CDB (liability)	698,917	697,059	(1,858)
Fixed rated CDB (liability)	951,777	944,862	(6,915)
Total	1,650,694	1,641,921	(8,773)

	Notional SWAP	SWAP	MTM total (b)	Profit and Loss ((a)+(b))

IPCA CDB (liability)	678,597	(675,381)	2,440	582
Fixed rated CDB (liability)	951,209	(943,227)	7,566	651
Total	1,629,806	(1,618,608)	10,006	1,233
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks. Additionally, as the main financial assets and financial liabilities of the Company are measured by CDI, the PagSeguro Group’s strategy is to change any other risk factors to CDI. The PagSeguro Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors. The Company performs the hedging account effectiveness as each reporting date test and for the year ended December 31, 2024 and the year ended December 31, 2023, these tests were effective.